Net Loss per Common Share - Summary of Reconciliation of Weighted Average Shares Outstanding Calculation (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Earnings Per Share [Abstract]
Weighted average shares issued	17,910,886	18,676,912	2,738,944
Weighted average pre-funded warrants	53,392,478	53,392,478	23,966,431
Weighted average shares outstanding	71,303,364	72,069,390	26,705,375	[1]	14,039

[1]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.